SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               //
                                                                      -

     Pre-Effective Amendment No.                              //
                                                              -

     Post-Effective Amendment No.30                         /X/
                                 --                         --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          //
                                                                         -

     Amendment No.    31                                        /X/
                   -----                                        --

             PC&J PERFORMANCE FUND - File Nos. 2-87490 and 811-3906
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402
---------------
        (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:    937/223-0600
                                                       ------------

   James M. Johnson, 300 Old Post Office, 120 West Third Street,
   --------------------------------------------------------------------------
                     Dayton, Ohio 45402
                     -------------------------------------
                    (Name and Address of Agent for Service)

Copy to: JoAnn M. Strasser, Thompson Hine LLP, 312 Walnut St.,14th Floor, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

// immediately upon filing pursuant to paragraph (b)
-
// on (date) pursuant to paragraph (b)
-
// 60 days after filing pursuant to paragraph (a)(1)
-
/X/ on May 1, 2010 pursuant to paragraph (a)(1)
--
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                  May 1, 2010






                             PC&J PERFORMANCE FUND

                                 A No-Load Fund


                              300 Old Post Office
                             120 West Third Street
                               Dayton, Ohio 45402
                               www.pcjinvest.com



               Investment Adviser: Parker Carlson & Johnson, Inc.



                               IMPORTANT FEATURES

                         Investment for Capital Growth
                   No Sales Commissions or Withdrawal Charges
                            Professional Management
                                Diversification







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----




FUND SUMMARY                                                                   3

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE, STRATEGIES AND RISKS           8

INVESTMENT ADVISER                                                             9

DESCRIPTION OF SHARES AND TAXES                                               10

HOW TO INVEST IN THE FUND                                                     11

HOW TO REDEEM YOUR INVESTMENT                                                 13

DETERMINATION OF SHARE PRICE                                                  14

FINANCIAL HIGHLIGHTS                                                          14

PRIVACY POLICY                                                                15

FOR MORE INFORMATION                                                  Back Cover

------

FUND  SUMMARY

INVESTMENT OBJECTIVE: The investment objective of PC&J Performance Fund is long-term growth of capital.

FEES AND EXPENSES OF THE FUND: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder  Fees  (fees  paid  directly  from  your  investment)
-----------------------------------------------------------------



Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)                           None

Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering
price)                                                        None

Deferred Sales Load (as a percentage
of original purchase price or redemption
proceeds, as applicable)                                      None

Redemption Fees (as a percentage of
amount redeemed, if applicable)                               None

Exchange Fee                                                  None

Annual Fund Operating Expenses (expenses
 that are deducted from Fund assets)
(as a percentage of average net assets)

     Management Fees                                         1.00%

     Distribution (12b-1) Fees                                None

     Other Expenses                                           .60%

     Acquired Fund Fees and Expenses          1               .11%
                                              -               -----

     Total Annual Fund Operating Expenses                    1.71%
                                                             =====

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:




Example  1 Year    3 Years  5 Years   10 Years
-------  ------    -------  -------  ---------
         $  174    $   540  $   931   $  2,031

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY: The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. The Fund may invest in any capitalization range of stocks. ETFs are selected based on the Adviser's assessment of which sectors are most likely to outperform the market. The Fund may focus its investments in one or more sectors, either by purchasing stocks in a particular sector or by purchasing a sector ETF.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.

PRINCIPAL INVESTMENT RISKS: The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.

Common  Stock Risk: Common stocks (including ETFs) tend to be more volatile than
-------------------
other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.

Sector  Risk: The Fund may focus its investments in one or more sectors.  If the
-------------
Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Market Risk: The value of the Fund's portfolio may decrease if the value of
------------
an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

ETF Risk: There are risks associated with investing in ETFs.  The underlying ETF
---------
may not achieve its objective. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, because the total return generated by the securities will be reduced by transaction costs and operating expenses. To the extent the Fund invests in ETFs, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares and may be higher than other mutual funds that invest directly in stocks. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses.

Small and Medium Capitalization Risk: To the extent the Fund invests in the
-------------------------------------
stocks of small and medium sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.

PERFORMANCE: The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance(before and after taxes)cannot predict or guarantee future results.




  2000  -12.80%
  2001  -17.74%
  2002  -23.33%
  2003   23.00%
  2004    7.30%
  2005    3.27%
  2006    8.49%
  2007   18.50%
  2008  -36.63%
  2009   17.92%

A bar of proportionate size represents each percentage with the actual total return printed above the bar.


Best Quarter       13.56% for the quarter ended 6/30/03
Worst Quarter     -19.47% for the quarter ended 12/31/08



Average Annual Total Return
For the periods ended 12/31/09




                                                 1 YEAR   5 YEARS   10 YEARS
                                                 -------  --------  ---------
Return Before Taxes                               17.92%    -0.16%     -3.23%

Return After Taxes on                             17.81%    -0.96%     -3.87%
Distributions1

Return After Taxes on                             11.80%    -0.03%     -2.70%
Distributions and Sale of Fund Shares1

S&P 500 Index                                     26.46%     0.42%     -0.96%
(reflects no deduction for fees,

1 Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

INVESTMENT ADVISER:  Parker Carlson & Johnson, Inc.

INVESTMENT ADVISER PORTFOLIO MANAGER: James M. Johnson is the Fund's portfolio manager and has been since the Fund's inception (December 23, 1983).

PURCHASE AND SALE OF FUND SHARES: You may purchase shares of the Fund on any business day the StateNew York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund.

TAX INFORMATION: Dividends paid by the Fund will be paid in cash and automatically reinvested in the Fund. Dividends may be taxable to you at ordinary income or capital gains tax rates.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL  INFORMATION  ON  INVESTMENT  OBJECTIVE,  STRATEGIES  AND  RISKS


Investment Objective
--------------------

The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance. This investment objective may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the Fund's investment objective will be obtained.

Principal  Investment  Strategies
---------------------------------


The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. ETFs are selected based on the adviser's assessment of which sectors are most likely to outperform the market. The Fund may invest in any capitalization range of stocks. ETFs are selected based on the Adviser's assessment of which sectors are most likely to outperform the market. The Fund may focus its investments in one or more sectors, either by purchasing stocks in a particular sector or by purchasing a sector ETF.


ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRS"), DIAMONDS, NSADAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.


Temporary  Investments
----------------------

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may invest for these purposes, in money market instruments (including money market funds), U.S. Treasury bills or other short-term interest bearing securities and in bank interest bearing checking accounts, including interest bearing checking accounts of the custodian. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. The Fund may also invest in such short-term instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent that the Fund takes such temporary defensive measures, there can be no assurance that the Fund's investment objective will be obtained.

Common  Stock  Risk:Common stocks (including ETFs) tend to be more volatile than
--------------------
other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.

Sector  Risk: The Fund may focus its investments in one or more sectors.  If the
------------
Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Market  Risk:  The value of the Fund's portfolio may decrease if the value of an
------------
individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

ETF Risk: There are risks associated with investing in ETFs.  The underlying ETF
--------
may not achieve its objective. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, because the total return generated by the securities will be reduced by transaction costs and operating expenses. To the extent the Fund invests in ETFs, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares and may be higher than other mutual funds that invest directly in stocks. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses.

Small  and  Medium  Capitalization  Risk:  To the extent the Fund invests in the
----------------------------------------
stocks of small and medium sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.

Portfolio Holdings Disclosure
-----------------------------

A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information. The Adviser posts the schedule of Fund holdings as of the latest month end on its public website approximately ten days after month end. Shareholders may request portfolio holdings schedules at no charge by calling 888-223-0600.


INVESTMENT  ADVISER

The Fund has entered into an Investment Advisory Agreement with Parker Carlson & Johnson, Inc., 300 Old Post Office, 120 West Third Street, Dayton, Ohio (the "Adviser") in which the Adviser has agreed to provide the Fund with continuous investment advice, including management of the Fund's portfolio securities. The Adviser was organized in 1982 and has been the only investment adviser of the Fund.

The Adviser is also the investment adviser to the PC&J Preservation Fund and to various individual, business and pension fund clients and is registered under the Investment Advisers Act of 1940. All officers of the Adviser are certified by the PlaceTypeplaceInstitute of PlaceNameChartered Financial Analysts and/or Certified Financial Planner Board of Standards, and James M. Johnson and PersonNameKathleen Carlson are Chartered Financial Analysts.

As  compensation for the investment advice, the Fund paid the Adviser a fee, for the year ended December 31, 2009, equal to 1.00% of the average daily net assets of  the  Fund.

A discussion of the factors considered by the Board of Trustees in renewing the Investment Advisory Agreement between the Fund and the Adviser is available in the  Fund's  most  recent  semi-annual  report  to  shareholders.

Performance information for the Fund is contained in the Fund's annual report, which will be made available upon request and without charge.


PORTFOLIO  MANAGER

James M. Johnson is primarily responsible for the day-to-day management of the Fund's portfolio and has been since the Fund's inception (December 23, 1983). Mr. Johnson has been the Secretary and Chief Investment Officer of the Adviser since September 1982 and Secretary and a Trustee of the Fund since its inception. He became President of the Fund in 2005. The Fund's Statement of
Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

DESCRIPTION  OF  SHARES  AND  TAXES

Ownership records of shares are maintained by the Fund's transfer agent, PC&J Service Corp. (an affiliated company of the Adviser), which confirms purchase and sale of shares and dividend and capital gain distributions. Certificates representing shares will not be issued.

The Fund will distribute to its shareholders a dividend at least annually, and more frequently if the Adviser determines that additional distributions are in the best interest of the shareholders. The dividend will consist of the Fund's net investment income and/or net realized capital gains. The dividend will be paid in cash and automatically reinvested in the Fund. For federal income tax purposes, the portion of the dividend that consists of net investment income and net short-term capital gains is taxable to shareholders as ordinary income. To the extent the underlying income of the Fund consists of qualified dividend income, income distributions by the Fund may be subject to the maximum long-term capital gains rate of federal income tax for individuals and may qualify for the "dividends received" deduction for corporations. The portion of the dividend that consists of net long-term capital gains is taxable to shareholders at long-term capital gain rates.

Distributions you receive from the Fund's net long-term capital gains in excess of its net short-term capital losses (also called "net capital gains") are generally taxable to you at the long-term capital gains rate. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if the value of your shares has increased above their cost basis since you bought them. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

The Fund will mail a Form 1099 annually to shareholders which will include the total dividend paid, the amount of the dividend subject to federal income taxes as ordinary income and the amount of the dividend subject to long-term capital gain tax rates. The Fund anticipates that its distributions will generally consist of capital gains. Dividend distributions may be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state or local taxes they may be required to pay on their dividends.

Shareholders should direct all inquiries to PC&J Mutual Funds in writing at 300 Old Post Office, 120 W. Third St., Suite 300, Dayton, Ohio 45402 or by telephoning 888-223-0600.



HOW  TO  INVEST  IN  THE  FUND

You may purchase shares of the Fund on any business day the New York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). There is no required minimum subsequent investment. The purchase price for shares will be the net asset value per share next determined after the order is received. (See "Determination of Share Price.") There is no sales charge or commission on your purchase of shares.

The Fund reserves the right to refuse to sell to any person. If a purchaser's check is returned to the custodian as uncollectible, the purchase order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.


INITIAL  INVESTMENT  BY  MAIL

You may purchase shares of the Fund by mail, in at least the minimum amount, by submitting a check payable to the order of "PC&J Mutual Funds" (please indicate that you wish to invest in the PC&J Performance Fund) and a completed and signed new account application, which accompanies this Prospectus, to PC&J Service Corp at the following address:

          PC&J  Mutual  Funds
          c/o  PC&J  Service  Corp.

          300  Old  Post  Office

          120  West  Third  Street,  Suite  300
          Dayton,  Ohio  45402-1819

If the initial investment is made using a personal check, it must have the same address as the application.


INITIAL  INVESTMENT  BY  WIRE

You may purchase shares of the Fund by wire, in at least the minimum amount, by:

-     first  completing  and  signing  the  new  account  application;
- telephoning (888-223-0600) the information contained in the new account application to the Fund;
- mailing the completed and signed new account application to PC&J Service Corp. at the address set forth in the preceding paragraph;
- instructing your bank to wire federal funds to the custodian. (Your bank may charge you a fee for sending such a wire, and the Fund will charge you for wire or other electronic fees charged by the Fund's custodian.)


EFFECTIVE  DATE  OF  PURCHASE

Your initial purchase of the Fund's shares will be effective on the date that the Fund receives the properly completed new account application and either the accompanying check or confirmation from the custodian that the custodian has received the wire transfer. The Fund's transfer agent, PC&J Service Corp., will mail you a confirmation of your initial investment.


SUBSEQUENT  INVESTMENTS

You  may  purchase  additional  shares  of  the  Fund  by:

- first providing the Fund, by mail or by telephone, the necessary information concerning the name of your account and account number;
- subsequently making the necessary payment, either by check (to PC&J Service Corp.) or wire transfer (to the custodian).

Your purchase of additional shares of the Fund will be effective on the date that the check or wire transfer is received in proper form. PC&J Service Corp. will mail you a confirmation of each subsequent investment.


MARKET  TIMING

The  Fund  discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request.


OTHER  PURCHASE  INFORMATION

The Fund may authorize certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. If you purchase or sell shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit properly completed orders promptly to the Fund's transfer agent.


HOUSEHOLDING

To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 888-223-0600 or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.



HOW  TO  REDEEM  YOUR  INVESTMENT

You may sell shares of the Fund without charge (except for wire or other electronic fees charged by the Fund's custodian) at the net asset value next determined after the Fund receives your properly completed written request for redemption. The Fund will pay you for the shares you sell within 7 days of receiving your redemption request. However, the Fund will pay for redemptions of shares originally purchased by check only after the check has been collected, which normally occurs within fifteen days. The Fund further reserves the right to delay payment for the redemption of shares until the Fund has received the properly completed new account application with respect to such shares.

You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund. The written request must be signed by each shareholder, including each joint owner, exactly as the name appears on the Fund's account records. The redemption request must state the number or dollar amount of shares to be redeemed and your account number. For the protection of shareholders, additional documentation may be required from individuals, corporations, partnerships, executors, trustees and other fiduciaries.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all shares of any account on sixty days' written notice if the net asset value of the account, due to a redemption, is less than $1,000 ($2,000 for tax deferred retirement plans), or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his/her shares to the minimum amount within the sixty-day period. All shares of the Fund are also subject to involuntary redemption if the board of trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.

The  Fund  may  suspend the right of redemption or may delay payment as follows:

- during any period the New York Stock Exchange is closed other than for customary weekend and holiday closings;
- when trading on the New York Stock Exchange is restricted, or an emergency exists (as determined by the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable;
- for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.


DETERMINATION  OF  SHARE  PRICE

On each day that the Fund is open for business, the net asset value of the shares is determined as of 4:00 p.m. Eastern Time. The Fund is open for business on each day the New York Stock Exchange is open for business. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.

The Fund's assets are generally valued at their market value based on market quotes. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if the adviser learns of an event that occurs after the close of trading (but prior to the time the net asset value is calculated) that materially affects fair value, the adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its net asset value, or if an Exchange closes early, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the net asset value of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's net asset value by short term traders.

If any portion of the Fund's assets are invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

The share price of the Fund will fluctuate with the value of its portfolio securities.



FINANCIAL HIGHLIGHTS

[To be supplied with subsequent amendment]

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:
- Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
- Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. The Board of Trustees has instructed the Administrator to safeguard personal information and provide reasonably secure disposal methods.

FOR  MORE  INFORMATION

Shareholder inquiries regarding the Fund can be made to:

PC&J Performance Fund

300 Old Post Office

120 West Third St.
Suite 300
Dayton, Ohio 45402

Telephone: 888-223-0600


Several additional sources of information are available to you. The Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI), is incorporated into this prospectus by reference (i.e., is legally part of this prospectus). It contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest annual fiscal year end.

Call the Fund at 888-223-0600 to request copies of the SAI and the Fund's annual and semi-annual reports free of charge, to request other information about the Fund and to make shareholder inquiries. Shareholders also may request such information by visiting www.pcjinvest.com.

You may review and copy information about the Fund (including SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in CityplaceWashington, StateD.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and
                                                         ------------------
copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                                       ------------------

writing  the  SEC's  Public  Reference  Section,  Washington,  D.C.  20549-1520.

STATEMENT OF ADDITIONAL INFORMATION

     May 1, 2010

     PC&J PERFORMANCE FUND

     A No-Load Fund

     300 Old Post Office
     120 West Third Street
     Dayton, Ohio 45402
      www.pcjinvest.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated May 1, 2010 (the "Prospectus"). The Prospectus and Annual Report are available upon request and without charge by calling the Fund at 888-223-0600. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.


TABLE OF CONTENTS
                                                                            Page
     ----





INVESTMENT OBJECTIVE AND POLICIES                                              2
Fundamental                                                                    2
Non-Fundamental                                                                3
Other Investment Considerations                                                4

ORGANIZATION AND OPERATION OF THE FUND                                         9
Principal Holders of Equity Securities                                        14
Investment Adviser                                                            14
Portfolio Manager                                                             14
Manager and Transfer Agent                                                    15
Custodian                                                                     16
Independent Registered Public Accounting Firm                                 16

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION                               16

DETERMINATION OF SHARE PRICE                                                  17

DESCRIPTION OF SHARES AND TAXES                                               18

PROXY VOTING POLICIES                                                         18

DISCLOSURE OF PORTFOLIO HOLDINGS                                              19

FINANCIAL STATEMENTS                                                          20

INVESTMENT  OBJECTIVE  AND  POLICIES

FUNDAMENTAL

The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

     1.     Borrowing  Money.  The Fund will not borrow money, except (a) from a
            ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.     Senior Securities.  The Fund will not issue senior securities.  This
            -----------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the

Investment  Company  Act  of  1940,  as  amended (the "1940 Act"), the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3.     Underwriting.  The  Fund  will  not act as underwriter of securities
            ------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4.     Real  Estate.  The Fund will not purchase or sell real estate.  This
            ------------
limitation is not applicable to investments in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

     5.     Commodities.  The  Fund will not purchase or sell commodities unless
            -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.     Loans.  The Fund will not make loans to other persons, except (a) by
            -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7.     Concentration.  The  Fund  will  not invest 25% or more of its total
            -------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the placecountry-regionU.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. It is the current position of the Securities and Exchange Commission ("SEC") staff that the provisions of this paragraph do not apply to a fund's borrowing policy (paragraph 1 above). As long as the SEC staff maintains that position, the Fund will not apply the provisions to its borrowing policy.

Notwithstanding the concentration limitation in paragraph 7, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in any concentration prohibited by said paragraph 7, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitation imposed by said paragraph 7 above as of the date of consummation.


NON-FUNDAMENTAL

The following limitations have been adopted by the Fund and are Non-Fundamental.

     1.     Pledging.  The Fund will not mortgage, pledge, hypothecate or in any
            --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.     Margin  Purchases.  The  Fund  will  not  purchase  securities  or
            -----------------
evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     3.     Options.  The Fund will not purchase or sell puts, calls, options or
            -------
straddles except as described in the Prospectus and the Statement of Additional Information.

     4.     Short  Sales.  The  Fund  will  not effect short sales of securities
            ------------
unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5.     Illiquid Investments.  The Fund will not invest more than 15% of its
            --------------------
net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6.     Securities  Affiliated  with  Trustees.  The Fund will not invest in
            --------------------------------------
securities of a company that is affiliated with a Trustee by reason of employment or by representation of the Trustee on the company's Board of Directors.


OTHER INVESTMENT CONSIDERATIONS

Equity Securities
-----------------

In addition to common stock, the Fund may invest in various index products such as S&P Depositary Receipts ("SPDRs"), DIAMONDS, iShares and other exchange traded funds. SPDRs are exchange-traded shares. One type of SPDR represents ownership in the SPDR Trust, an investment company which was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the S&P 500 Index relatively closely. Other SPDRs track market sectors of the S&P 500 Index, such as the Financial Sector. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. Index products also include S&P MidCap 400 Depositary Receipts and Nasdaq-100 Shares. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The iShares are managed by Barclays Global Investors, and track approximately 80 different indexes. The Fund may also invest in equity securities by purchasing other mutual funds. The Fund will indirectly bear its proportionate share of any fees and expenses paid by the index products in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Overall stock market risks may affect the value of mutual funds and index products. For example, if the general level of stock prices falls, so will the value of the SPDR because it represents an interest in a broadly diversified stock portfolio.

To the extent the Fund invests in ADRs or foreign ETFs such as iShares, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in placecountry-regionU.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

The Fund may also invest in sponsored and unsponsored ADRs (American Depositary Receipts) and the stock of foreign companies that trade on an placecountry-regionU.S. exchange. ADRs are dollar denominated and issued by a U.S. bank or trust company and represent ownership interests in foreign companies. Sponsored ADR's are issued with the cooperation of the company whose stock will underlie the ADR, and carry all the rights of the common stock, such as voting rights. Foreign investment risks include fluctuations in foreign currency exchange rates, political and economic instability, foreign taxation issues, different or lower standards of accounting, auditing and financial reporting, and less developed securities regulation.


Preferred Stock
---------------

The Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.


Warrants
--------

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


Diversification
---------------

As a diversified company, at least 75% of the Fund's total assets must be invested in (a) securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and not greater than 10% of the outstanding voting securities of such issuer, (b) cash and cash items, (c) government securities, and (d) securities of other investment companies.


Illiquid and Restricted Securities
----------------------------------

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Convertible  Bonds
------------------

In addition to common stock and other securities described in the Prospectus and Statement of Additional Information, the Fund may invest in convertible bonds. A convertible bond is a bond that is exchangeable at the option of the holder for a fixed number of shares of common stock at a set price or formula. There are various advantages to buying convertible securities. First, there is potential for capital appreciation if the value of the underlying common stock increases. Second, the bond may produce a relatively high yield from the dividend or interest payments as compared to common stock dividends. And third, the bond may have relatively lower price volatility as compared to common stock. The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the value of the convertible security when the market price of the underlying common stock increases above the conversion price. The Fund will not purchase any convertible bond if the purchase would cause more than 10% of the Fund's net assets to be invested in convertible bonds. The Adviser will only purchase convertible bonds rated A or better by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Adviser.


Investment  Companies
---------------------

The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds ("ETFs"), also referred to as "Underlying Funds". Investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and its Adviser. Therefore, the investment adviser of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

Closed-End  Investment Companies. The Fund may invest its assets in "closed-end"
---------------------------------
investment companies (or "closed-end funds"). Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are passive funds that track their related index and
----------------------
have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Under  Section 12(d)(1) of the 1940 Act, as amended, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies.

However,  Section  12(d)(1)(F)  of  the  1940 Act, as amended, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not subject to a sales load of more than 1 1/2%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F)is not required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.


In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads  established  by  the Financial Industry Regulatory Authority for funds of funds.



ORGANIZATION AND OPERATION OF THE FUND

The Fund is a diversified, open-end management investment company organized as an Ohio business trust on October 26, 1983. The responsibility for management of the Fund is vested in its Board of Trustees. The Board of Trustees, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Trustee terms are unlimited; officers are elected annually.

The following table provides information regarding each officer of the Fund and each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act.





                                            POSITION(S)                NUMBER OF PORTFOLIOS
                                                HELD       LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS                        WITH FUND    TIME SERVED  OVERSEEN  BY TRUSTEE
------------------------------------------  ------------  -----------  --------------------


                                                          Treasurer
                                                          and
                                                          Trustee
Kathleen A. Carlson, CFA*                                 Since
c/o PC&J Service Corp.                      Treasurer,          1985;
300 Old Post Office                         Chief         Chief
120 West Third Street                       Compliance    Compliance
Dayton, Ohio 45402                          Officer and   Officer
Year of Birth: 1955                         Trustee       since 2004                      2
------------------------------------------  ------------  -----------  --------------------






                                            OTHER DIRECTORSHIPS HELD BY
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  TRUSTEE DURING PAST FIVE YEARS
-----------------------------------------  ------------------------------

President of the Adviser and PC&J Service
 Corp. since 1998; Treasurer and Director
 of the Adviser since 1982; Chief
 Compliance Officer of the Adviser since
 2004.                                     None
-----------------------------------------  ------------------------------






                                            POSITION(S)               NUMBER OF PORTFOLIOS
                                               HELD       LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS                        WITH FUND   TIME SERVED  OVERSEEN  BY TRUSTEE
------------------------------------------  -----------  -----------  --------------------

                                                         Secretary
James M. Johnson, CFA*                                   and
c/o PC&J Service Corp.                                   Trustee
300 Old Post Office                         President,   since
120 West Third Street                       Secretary          1985;
Dayton, Ohio 45402                          and          President
Year of Birth: 1952                         Trustee      since 2005                      2
------------------------------------------  -----------  -----------  --------------------






                                            OTHER DIRECTORSHIPS HELD BY
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  TRUSTEE DURING PAST FIVE YEARS
-----------------------------------------  ------------------------------



Secretary and Director of the Adviser and
 PC&J Service Corp. since 1982; Chief
 Investment Officer of the Adviser since
 1982.                                     None
-----------------------------------------  ------------------------------

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the 1940 Act.




                                                                         NUMBER OF PORTFOLIOS
                                            POSITION(S) IN   LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS                       FUND COMPLEX**  TIME SERVED  OVERSEEN  BY TRUSTEE
------------------------------------------  --------------  -----------  --------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                                          Trustee
Year of Birth: 1949                                         Since
                                            Trustee                2008                     2
                                            --------------  -----------  --------------------






                                              OTHER DIRECTORSHIPS HELD BY
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS    TRUSTEE DURING PAST FIVE YEARS
-------------------------------------------  ------------------------------


From September 2005 to present, consultant
 with Battelle & Battelle LLP (CPA firm);
 from December 1990 to August 2005, COO of
 Wagner Smith Co. (commercial electrical
 contracting firm)                           None
-------------------------------------------  ------------------------------






                                                                         NUMBER OF PORTFOLIOS
                                            POSITION(S) IN   LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS                       FUND COMPLEX**  TIME SERVED  OVERSEEN  BY TRUSTEE
------------------------------------------  --------------  -----------  --------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                                          Trustee
Year of Birth: 1954                         Trustee         since 2003                      2
------------------------------------------  --------------  -----------  --------------------






                                             OTHER DIRECTORSHIPS HELD BY
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   TRUSTEE DURING PAST FIVE YEARS
------------------------------------------  ------------------------------


Not presently employed; from May 1988 to
 May 1997, partner with Deloitte & Touche
 LLP (CPA firm)                             None
------------------------------------------  ------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Trust is led by Mr. Johnson, who has served as the Chairman of the Board, President (principal executive officer) since 2005 and Secretary since the Trust was organized in 1985. Mr. Johnson is an interested person by virtue of his controlling interest in Parker Carlson & Johnson, Inc., investment adviser to the Fund. The Board of Trustees is comprised of Mr. Johnson, Kathleen A. Carlson, an Interested Trustee, John W. Lohbeck and Laura B. Pannier, each an Independent Trustee. The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting. Under the Trust's bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman/President, together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, the Fund and each shareholder.

The Board has a standing independent Audit committee. The members of the Audit Committee meet regularly with the Chief Compliance Officer. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives reports from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial reporting risk to be within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Independent Auditor has open access to the Audit Committee members.

No trustees of the Trust have served on other mutual fund or public company boards during the past five years.

The Trust believes that each Trustee is competent to serve given their professional business experience, educational background and previous roles serving in a fiduciary capacity for numerous non-profit boards of trustees. Ms. Carlson has over 25 years of security analysis and portfolio management experience. In addition to her duties as the portfolio manager for the PCJ Preservation Fund she has overseen the accounting, operations and compliance policies and procedures since the Funds' inception. Ms. Carlson has served on numerous non-profit boards oftentimes serving as the board's Treasurer or Finance Committee Chair. In many of these fiduciary roles oversight of the investment management process for the respective organization's endowment has been an important part of her volunteer responsibilities. Ms. Carlson holds a Bachelor of Science in Economics and Finance and a Master of Business Administration degree and is a Chartered Financial Analyst (CFA).

Mr. Johnson has over 25 years of security analysis and portfolio management experience. In addition to his duties as the portfolio manager for the PCJ
Performance Fund he serves as the Funds' secretary monitoring the regulatory compliance requirements. Mr. Johnson has served on several non-profit boards including advisory boards oftentimes with oversight responsibility for the organization's finances and endowments. He holds a Bachelor of Science in Economics and a Master of Business Administration degree and is a Chartered Financial Analyst (CFA).

Mr. Lohbeck has 38 years of accounting, management and business consulting experience including having served for over 25 years as the Chief Financial Officer or Chief Operating Officer for two different organizations involved in the commercial construction trades. In addition to his business endeavors he has served on numerous non-profit boards. Over the years, Mr. Lohbeck has also taught college accounting courses. He holds a Bachelor of Business Administration in Accounting and has maintained an inactive status for his Certified Public Accountant (CPA) designation.

Ms. Pannier retired as an audit partner with Deloitte and Touche, LLC providing accounting and audit services for over 20 years. Prior to retiring from Deloitte and Touche she was the lead client service partner of the Funds' annual audit. Ms. Pannier has served on numerous non-profit boards, oftentimes being asked to participate or chair an organization's finance committee. She holds a Bachelor of Business Administration in Accounting, and while employed maintained her designation as a Certified Public Accountant (CPA).



Each  Trustee  serves  until  such Trustee dies, resigns, retires or is removed.
Each officer serves a one-year term, voted annually at the November board meeting, for the year following. None of the Trustees holds any other directorships with companies registered under either the Securities and Exchange Act or the 1940 Act.



The equity securities beneficially owned by each of the Trustees of the Fund at December 31, 2009 is set forth in the following table:







                                                             Aggregate Dollar Range
                     Dollar Range of                         of Equity Securities in
                     Equity Securities                       the Fund and the PC&
Name                 in the Fund                             Preservation Fund
Kathleen A. Carlson  Over $100,000                           Over $100,000
James M. Johnson     Over $100,000                           Over $100,000
John W. Lohbeck      None                                    None
Laura B. Pannier     None                                    None


As of February 2, 2010, all Trustees and officers of the Fund as a group owned 4.92% of the outstanding shares of the Fund.

The Fund's Trustees have appointed an Audit Committee, composed of John Lohbeck and PersonNameLaura Pannier, to review the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations. The Committee met two times during the year ended December 31,

2009,  in  February  and  in  November.

The  compensation  paid  to the Trustees of the Fund for the year ended December

31,  2009  is  set  forth  in  the  following  table:






                                    Pension or
                                    Retirement    Estimated
                                    Accrued As     Annual         Total
                       Aggregate      Part of     Benefits    Compensation
                     Compensation      Fund         Upon        From Fund
Name                   From Fund     Expenses    Retirement      Complex
Kathleen A. Carlson  $           0  $         0  $         0  $           0
James M. Johnson     $           0  $         0  $         0  $           0
John W. Lohbeck      $       2,000  $         0  $         0  $       4,000
Laura B. Pannier     $       2,000  $         0  $         0  $       4,000


The Fund and PC&J Preservation Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, PC&J Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate PC&J Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See "Manager and Transfer Agent.

PRINCIPAL HOLDERS OF EQUITY SECURITIES

The following table sets forth each person or group known to the Fund to be the record or beneficial owner of five percent (5%) or more of the Fund's shares as of February 2, 2010


Title of          Name and Address of                    Percent of
 Class          Record and Beneficial Owner               Ownership
------          ---------------------------               ---------


None


INVESTMENT ADVISER

For the Fund's fiscal years ended December 31, 2007, 2008 and 2009 the Adviser was paid $273,422, $216,036, and $158,797 respectively, under the Investment Advisory Agreement.

Mr. Johnson and Ms. Carlson may be deemed to control the Adviser and are affiliated persons of the Fund.


PORTFOLIO  MANAGER

James Johnson is the portfolio manager responsible for the day-to-day management of the Fund.  As of December 31, 2009, the Portfolio Manager was responsible for the  management  of  the  following  types of accounts, in addition to the Fund:





                                            Number of   Total Assets
                                           Accounts by   by Account
                                              Type          Type
                                           Subject to    Subject to
               Number of    Total Assets        a            A
Account Type  Accounts by    By Account    Performance  Performance
              Account Type      Type           Fee          Fee
              ------------  -------------  -----------  ------------

Registered
 Investment
 Companies    None          N/A            None         None
------------  ------------  -------------  -----------  ------------
Other Pooled
 Investment
 Vehicles     None          N/A            N/A          N/A
------------  ------------  -------------  -----------  ------------

Other
 Accounts               29  $  13,000,000  None         None

------------  ------------  -------------  -----------  ------------

The Adviser is not aware of any material conflicts that have arisen in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other accounts. The Fund is used as an investment vehicle for the Portfolio Manager's other accounts, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. However, because the other accounts may have the same investment objective as the Fund, a potential conflict of interest may arise as a result of investing in the same securities. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The Portfolio Manager is compensated by the Adviser for his services. The Portfolio Manager's compensation consists of a fixed salary plus a percentage of revenues generated by his managed accounts.

The  following  table  shows  the dollar range of equity securities beneficially owned  by  the  Portfolio  Manager  in  the  Fund  as  of  December  31,  2009.







Name of Portfolio  Dollar Range of Equity
 Manager           Securities in the Fund
-----------------

James Johnson      500,001-$1,000,000

                   ----------------------------------------------


MANAGER AND TRANSFER AGENT

The Fund has entered into a Management and Transfer Agent Agreement ("Management Agreement") with PC&J Service Corp., 300 Old Post Office, addressStreet120 West Third Street, CityDayton, StateOhio ("Service Corp."). Service Corp. is an affiliate of the Adviser. Service Corp. has agreed to manage the Fund's business affairs, exclusive of investment advice provided by the Adviser, and to serve as its transfer and dividend-disbursing agent. Service Corp. pays all expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses, acquired fund fees and expenses, and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the
Fund).

These expenses include, but are not limited to, costs of furnishing documents to shareholders and regulatory agencies, registration and filing fees, legal, auditing, and custodian fees. Service Corp. pays the expenses of shareholders' and Trustees' meetings and any fees paid to Trustees who are not interested persons of the Adviser. Service Corp. was organized in October 1983, and its officers and directors are identical to those of the Adviser.

As compensation for the overall management, transfer and dividend disbursing agent services and payment of the foregoing expenses, the Fund will pay Service Corp. a monthly fee, accrued daily, based on an annual rate of 0.60% of the average daily net assets of the Fund. The amounts paid for 2007, 2008 and 2009 were $164,053, $129,622, and $95,278 respectively, under the Management

Agreement.

CUSTODIAN

The Fund has appointed U.S. Bank, N.A., (formerly Firstar Bank, N.A.), ("Custodian"), addressStreet425 Walnut Street, CityCincinnati, StateOhio PostalCode45202, as the Fund's custodian. The Custodian will receive and credit to the account of the Fund all checks payable to the Fund and all wire transfers to the Fund. The Custodian will hold all portfolio securities and other assets owned by the Fund. Compensation for such services will be paid by Service Corp.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected the firm of _______________ as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2010. The Independent Registered Public Accounting Firm's principal business address is: [address].

It is expected that such independent registered public accounting firm will audit the annual financial statements of the Fund and advise the Fund as to accounting matters.

PORTFOLIO  TRANSACTIONS  AND  BROKERAGE  ALLOCATION

Subject to the policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Fund will not necessarily be paying the lowest commission or spread available.

The Adviser may consider the provision of research, statistical and other information to the Fund or to the Adviser. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchaser or seller of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage, research or occasional sales services provided. Due to research services provided by brokers, the Fund directed to brokers $44,365,555 in trades (on which commissions were $78,670) during the fiscal year ended December 31, 2009.


For the Fund's fiscal years ended December 31, 2007, 2008, and 2009 the Fund paid $68,100, $65,271, and $78,670 respectively, in brokerage commissions. Of this amount for each year approximately 100% was paid to firms which provided either research, statistical or other information to the Fund or the Adviser.

To the extent that the Fund and other clients of the Adviser seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client purchases or sells the same security on a given date, the purchases and sales will be allocated by the Adviser in a manner that is fair and equitable to all parties involved.

The  Trust and the Adviser have each adopted a Code of Ethics (the "Code") under

Rule  17j-1 of the 1940 Act.  The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION  OF  SHARE  PRICE

The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m. Eastern Time on each day the StateplaceNew York Stock Exchange is open for business. For a description of the methods used to determine the net asset value (share price), see "Determination of Share Price" in the Prospectus.

Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

DESCRIPTION  OF  SHARES  AND  TAXES

Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory Agreement with the Adviser, approval of the termination or reorganization of the Fund and certain other matters described in such Declaration.

Shareholders have neither any preemptive rights to subscribe for additional shares nor any cumulative voting rights. In the event of a liquidation, shareholders of the Fund are entitled to receive the excess of the assets of the Fund over the liabilities of the Fund in proportion to the shares of the Fund held by them.

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

PROXY  VOTING  POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information. Upon request shareholders may obtain without charge information regarding the proxy votes cast by the Fund during the most recent year ended June 30 by (1) calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


DISCLOSURE  OF  PORTFOLIO  HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund does not selectively disclose its portfolio holdings to any person. The Adviser posts the schedule of Fund holdings as of the latest month end on its public website approximately ten days after month end.The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. This daily release of portfolio holdings information is done contemporaneously with the gathering of the information and there is no delay period before its dissemination. These third party servicing agents include the Adviser, Service Corp. and the Custodian. The Fund's independent registered public accounting firm, Deloitte & Touche LLP, and its attorney, Thompson Hine LLP, have access to portfolio holdings on an as-needed basis. In addition, the Fund's website service provider, Design Chemistry, and its information technology consultant, TechEase Solutions, have unrestricted access to the Fund's portfolio holdings. This information is disclosed to third parties under conditions of confidentiality.
"Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. The Fund's CCO reports quarterly to the Board any violations of these policies or any known conflicts of interest related to the disclosure of portfolio holdings. The Fund has not implemented specific trading prohibitions, procedures to monitor the use of this information by third parties, or specific procedures addressing conflicts related to access to portfolio holdings. However, the Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund's portfolio holdings and will provide sufficient protection against personal trading based on the information.


FINANCIAL  STATEMENTS

[To  be  incorporated  by  reference  by  subsequent  amendment]

                                                                      APPENDIX A


                            PROXY VOTING GUIDELINES

On January 31, 2003, the SEC adopted a new rule that details an investment adviser's fiduciary obligation to clients who have given the adviser authority to vote their proxies (Investment Adviser Act of 1940--Rule 206(4)-6). On the same day, the SEC also adopted rule and form amendments that require investment companies to disclose how they vote proxies relating to fund portfolio securities. The following is the voting policy adopted by Parker Carlson & Johnson as adviser and by PC&J Mutual Funds.

Parker Carlson & Johnson, Inc. manages assets allocated to equities with one overriding goal: to provide capital appreciation to the shareholders of our mutual fund and to our individual account clients. Inherent in achieving this goal is to buy equity securities of well-managed companies. These are companies that employ managers that have a demonstrated track record of aligning the interests of management with the interests of shareholders. For a company that demonstrates that it acts in the best interests of its shareholders, it becomes difficult for us to believe that we, as investment managers, know more about the company's business than the company's top management. Based upon that criterion, for all proxy issues, we will vote shares in our equity portfolios to follow management recommendations.

For each company in our portfolio, should we perceive that management is not acting in the best interest of shareholders, we would be inclined to sell the shares of that company. Included in that perception would be a management recommendation to vote for a proxy issue that we felt would materially harm the shareholders of the company. In trying to achieve capital appreciation in our equity assets, it would be hard for us to conceive of an instance whereby we would continue to own shares in a company where we believed that management recommendations on proxy issues would have a materially negative impact on the shareholders of the company. Therefore, we would simply sell those shares in our portfolios.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the "1940 Act"), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 % percent. Because the Funds may rely on
Section 12(d)(1)(F), each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

     PC&J PERFORMANCE FUND



PART C.     OTHER INFORMATION
            -----------------


Item 23.     Exhibits
--------     --------

     (a)     Articles of Incorporation

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

          (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

          (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

     (b)     By-Laws

(i) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's By-laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders - None other than in the Declaration of Trust, as amended, and By-Laws, as amended, of the Registrant.

     (d)     Investment  Advisory  Contracts

          (i) Copy of Registrant's Investment Advisory Agreement with its Adviser, Parker Carlson & Johnson, Inc., which was filed as an Exhibit to
Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(ii) Amendment No. 1 to Registrant's Investment Advisory Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(iii) Copy of Registrant's Management and Transfer Agent Agreement with PC&J Service Corp., which was filed as an Exhibit to Registrant's Post-Effective
Amendment  No.  16  on  March  12,  1998,  is  hereby incorporated by reference.

(iv) Amendment No. 1 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective
Amendment  No.  16  on  March  12,  1998,  is  hereby incorporated by reference.

(v) Amendment No. 2 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(vi) Amendment No. 3 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective
Amendment  No.  16  on  March  12,  1998,  is  hereby incorporated by reference.

(vii) Amendment No. 4 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24 on February 28, 2005, is hereby incorporated by reference.

     (e)     Underwriting  Contracts  -  None.

     (f)     Bonus  or  Profit  Sharing  Contracts  -  None.

     (g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, U.S. Bank, N.A., is filed herewith.

     (h)     Other Material Contracts - None.

     (i)     Legal  Opinion.

(i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on May 1, 2002, is hereby incorporated by reference.

(ii)     Consent of Thompson Hine LLP to be supplied by subsequent amendment.


(j) Other Opinions. Consent of Deloitte & Touche LLP to be supplied by subsequent amendment.

     (k)     Omitted Financial Statements - None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(m)     Rule  12b-1  Plan.  -  None.

     (n)     Rule 18f-3 Plan - None.

     (o)     Reserved.

     (p) Code of Ethics. Registrant's and Adviser's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment
No. 28 on April 29, 2008, is hereby incorporated by reference.


     (q)     Power  of  Attorney.

          (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, are hereby incorporated by reference.

(ii) Powers of Attorney for the Officers and certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, are hereby incorporated by reference.

(iii) Powers of Attorney for certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on March 2, 2004, are hereby incorporated by reference.

(iv) Power of Attorney for a certain Trustee of Registrant, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29 on April 28, 2009, is hereby incorporated by reference.


Item 24.     Persons Controlled by or Under Common Control with the Registrant
--------     -----------------------------------------------------------------

          None.

Item 25.     Indemnification
--------     ---------------

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

          Section  6.4  Indemnification  of  Trustees, Officers, etc.   The Fund
          ------------  ---------------------------------------------
shall indemnify each of its Trustees and officers (including persons who serve at the Fund's request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Fund or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Fund or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified is not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a legal opinion.

          Section  6.5  Advances of Expenses.  The Fund shall advance attorneys'
          ------------  --------------------
fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Section  6.6  Indemnification  Not  Exclusive,  etc.  The  right  of
          ------------  --------------------------------------
indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VI shall affect any rights to indemnification to which personnel of the Fund, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Fund to purchase and maintain liability insurance on behalf of any such person.

          The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Declaration of Trust of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.     Business and Other Connections of Investment Adviser
--------     ----------------------------------------------------

          None.


Item 27.     Principal Underwriters
--------     ----------------------

          None.

Item 28.     Location of Accounts and Records
--------     --------------------------------

          Kathleen A. Carlson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402, has been charged with the responsibility of maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) to the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.     Management Services Not Discussed in Parts A or B
--------     -------------------------------------------------

          None.

Item 30.     Undertakings
--------     ------------

          None.

     SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Dayton, and State of Ohio on this 25 day of February, 2010.


                         PC&J PERFORMANCE FUND


                         By:             /s/              JAMES M. JOHNSON,
                            ----------------
Attorney-In-Fact



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     Signature                    Capacity
     ---------                    --------


                                             )
Kathleen A. Carlson      Treasurer, Trustee,     )
                         Principal Financial     )
                         and Accounting          )
                         Officer                 )  By:________/s/___________
                                             )        James M. Johnson,
James M. Johnson         President, Secretary,   )        Attorney-in-Fact
                         Trustee and Principal   )

                         Executive Officer       )        February 25, 2010

                                                 )
John W. Lohbeck          Trustee                 )
                                                 )
                                                 )
Laura B. Pannier         Trustee                 )

     EXHIBIT INDEX
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                                                                      EXHIBIT
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Custodian Agreement                                                   Ex-99.b